Investment in an associate (Details) - EUR (€) € in Thousands		6 Months Ended
	Mar. 10, 2021	Jun. 30, 2021
Investment in an associate
Purchase price		€ 8,502
Zenlabs
Investment in an associate
Percentage of ownership interest	25.72%
Purchase price	€ 8,409	€ 8,502
Fair values of the identifiable net assets and liabilities	€ 10,000